STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2020-06 [Member]
Shares issued under share-based compensation plans (in shares)	945,979	733,472	840,766
Shares issued under exercise of warrants (in shares)	1,513,183